Information: Condensed Financial Statements of The Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash and cash equivalents	200,108,273	194,729,331	30,557,281
Prepayments and other current assets	89,853	—	—
Amounts due from subsidiaries and VIEs	—	644,607	101,153
Total current assets	200,198,126	195,373,938	30,658,434
Non-current assets:
Investment in subsidiaries and VIEs	208,398,302	—	—
Total non-current assets	208,398,302	—	—
Total assets	408,596,428	195,373,938	30,658,434
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	—	244,166	38,314
Investment deficit in subsidiaries and VIEs	—	35,769,964	5,613,088
Amounts due to subsidiaries and VIEs	41,127,502	40,296,870	6,323,458

Total current liabilities	41,127,502	76,311,000	11,974,860

Total liabilities	41,127,502	76,311,000	11,974,860
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	45,198	45,198	7,093
Additional paid-in capital	181,849,003	181,849,003	28,536,077
Statutory reserves	58,217,195	59,971,836	9,410,890
Accumulated other comprehensive loss	(7,956,640)	(12,542,667)	(1,968,218)
Retained earnings/(Accumulated deficit)	135,314,170	(110,260,432)	(17,302,268)
Total shareholders’ equity	367,468,926	119,062,938	18,683,574
Total liabilities and shareholders’ equity	408,596,428	195,373,938	30,658,434

Condensed Statement of Comprehensive Income
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (g))
Operating expenses
General and administrative expenses	—	(3,666,937)	(1,059,294)	(166,226)
Total operating expenses	—	(3,666,937)	(1,059,294)	(166,226)
Equity in profit/(loss) of subsidiaries and VIEs, net	47,236,997	37,252,021	(242,760,667)	(38,094,447)
Income/(loss) from subsidiaries and VIEs	47,236,997	37,252,021	(242,760,667)	(38,094,447)
Net income/(loss)	47,236,997	33,585,084	(243,819,961)	(38,260,673)
Net income/(loss) attributable to ordinary shareholders	47,236,997	33,585,084	(243,819,961)	(38,260,673)
Net income/(loss)
Other comprehensive loss, net of nil tax	—	(7,956,640)	(12,542,667)	(1,968,218)
Comprehensive income/(loss)	47,236,997	25,628,444	(256,362,628)	(40,228,891)

Condensed Statement of Cash Flows
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (g))
Cash flows used in operating activities	—	—	(2,290,367)	(359,409)
Cash flows used in investing activities	—	(653,250)	—	—
Cash flows provided by financing activities	—	208,718,163	—	—
Effect of exchange rate changes on cash	—	(7,956,640)	(3,088,575)	(484,665)
Net increase/(decrease) in cash and cash equivalents	—	200,108,273	(5,378,942)	(844,074)
Cash and cash equivalents, beginning of year	—	—	200,108,273	31,401,355
Cash and cash equivalents, end of year	—	200,108,273	194,729,331	30,557,281